Schedule of Investments (unaudited)	iShares® Evolved U.S. Technology ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.3%
Interpublic Group of Companies Inc. (The)	3,063	$112,014
Omnicom Group Inc.	1,508	102,664
Trade Desk Inc. (The), Class A(a)	4,203	314,847
		529,525
Aerospace & Defense — 0.0%
L3Harris Technologies Inc.	307	70,776

Banks — 0.3%
JPMorgan Chase & Co.	2,964	503,554

Biotechnology — 0.0%
Incyte Corp.(a)	531	35,566

Commercial Services — 4.6%
2U Inc.(a)(b)	364	10,753
Automatic Data Processing Inc.	3,273	734,756
Booz Allen Hamilton Holding Corp.	680	59,065
Chegg Inc.(a)	1,401	83,275
CoStar Group Inc.(a)	3,153	271,316
Equifax Inc.	728	201,969
FleetCor Technologies Inc.(a)	520	128,653
Gartner Inc.(a)	832	276,149
Global Payments Inc.	1,713	244,942
IHS Markit Ltd.	2,341	306,015
Korn Ferry.	416	32,119
LiveRamp Holdings Inc.(a)	52	2,783
MarketAxess Holdings Inc.	156	63,752
Moody's Corp.	676	273,205
Nielsen Holdings PLC.	1,766	35,761
Paylocity Holding Corp.(a)(b)	515	157,147
PayPal Holdings Inc.(a)	9,817	2,283,336
Robert Half International Inc.	572	64,676
S&P Global Inc.	1,248	591,752
Sabre Corp.(a)	1,612	16,733
Square Inc., Class A(a)	3,732	949,794
TransUnion.	1,248	143,882
Verisk Analytics Inc.	780	164,011
WEX Inc.(a)	208	31,138
		7,126,982
Computers — 16.5%
Accenture PLC, Class A.	5,147	1,846,692
Apple Inc.	124,517	18,652,647
CACI International Inc., Class A(a)	156	44,872
Cognizant Technology Solutions Corp., Class A	4,995	390,059
Crowdstrike Holdings Inc., Class A(a)	2,129	599,952
Dell Technologies Inc., Class C(a)	2,080	228,779
DXC Technology Co.(a)	2,912	94,844
EPAM Systems Inc.(a)	416	280,068
Fortinet Inc.(a)	1,664	559,670
Genpact Ltd.	1,196	59,023
Hewlett Packard Enterprise Co.	13,106	192,003
HP Inc.	8,574	260,049
International Business Machines Corp.	10,798	1,350,830
Lumentum Holdings Inc.(a)	312	25,765
NCR Corp.(a)	832	32,897
NetApp Inc.	2,810	250,933
Pure Storage Inc., Class A(a)	1,144	30,728
Qualys Inc.(a)(b)	416	51,784
Rapid7 Inc.(a)	680	87,550
Security	Shares	Value

Computers (continued)
Seagate Technology Holdings PLC	1,872	$166,739
Varonis Systems Inc.(a)	1,447	93,679
Western Digital Corp.(a)	2,496	130,516
Zscaler Inc.(a)	989	315,352
		25,745,431
Distribution & Wholesale — 0.1%
Copart Inc.(a)	624	96,901
KAR Auction Services Inc.(a)	468	6,866
		103,767
Diversified Financial Services — 4.4%
Cboe Global Markets Inc.	520	68,609
CME Group Inc.	1,768	389,932
Discover Financial Services	416	47,141
Interactive Brokers Group Inc., Class A	312	22,105
Intercontinental Exchange Inc.	3,016	417,595
Invesco Ltd.	1,146	29,120
Mastercard Inc., Class A	7,192	2,413,060
Nasdaq Inc.	572	120,046
SEI Investments Co.	624	39,337
Tradeweb Markets Inc., Class A	1,510	134,541
Visa Inc., Class A	15,092	3,196,033
Western Union Co. (The)	2,028	36,950
		6,914,469
Electronics — 0.5%
Agilent Technologies Inc.	830	130,717
Allegion PLC	317	40,671
Coherent Inc.(a)	104	26,458
Flex Ltd.(a)	3,015	50,954
Garmin Ltd.	469	67,348
Keysight Technologies Inc.(a)	1,092	196,582
Mettler-Toledo International Inc.(a)	51	75,525
National Instruments Corp.	988	41,960
SYNNEX Corp.	208	21,840
Trimble Inc.(a)	1,352	118,124
		770,179
Energy - Alternate Sources — 0.2%
Enphase Energy Inc.(a)	734	170,016
SolarEdge Technologies Inc.(a)	275	97,537
Sunrun Inc.(a)	1,082	62,410
		329,963
Health Care - Products — 0.3%
10X Genomics Inc., Class A(a)	406	65,476
Align Technology Inc.(a)	322	201,047
Avantor Inc.(a)	3,204	129,377
		395,900
Health Care - Services — 0.3%
Charles River Laboratories International Inc.(a)	304	136,399
IQVIA Holdings Inc.(a)	572	149,532
Teladoc Health Inc.(a)	849	127,002
		412,933
Insurance — 0.4%
Aon PLC, Class A.	677	216,586
Marsh & McLennan Companies Inc.	1,404	234,187
Willis Towers Watson PLC.	463	112,176
		562,949
Internet — 24.9%
Alphabet Inc., Class A(a)	2,653	7,855,321
Alphabet Inc., Class C, NVS(a)	2,588	7,674,481

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Technology ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet (continued)
Amazon.com Inc.(a)	2,618	$8,829,022
Anaplan Inc.(a)	1,399	91,229
Booking Holdings Inc.(a)	212	513,205
CDW Corp./DE	1,144	213,528
eBay Inc.	5,530	424,262
Etsy Inc.(a)	903	226,373
Expedia Group Inc.(a)	676	111,141
F5 Networks Inc.(a)	676	142,737
GoDaddy Inc., Class A(a)	1,196	82,727
IAC/InterActiveCorp.(a)(b)	561	85,480
MANDIANT Inc.(a).	1,612	28,113
Match Group Inc.(a)	1,601	241,399
MercadoLibre Inc.(a)	297	439,863
Meta Platforms Inc, Class A(a)	23,147	7,489,675
Netflix Inc.(a)	1,286	887,739
NortonLifeLock Inc.	5,146	130,966
Okta Inc.(a)	2,025	500,539
Palo Alto Networks Inc.(a)	1,040	529,454
Pinterest Inc., Class A(a)	2,879	128,518
Q2 Holdings Inc.(a)	518	40,642
Roku Inc.(a)	693	211,296
Snap Inc., Class A, NVS(a)	11,469	603,040
Twitter Inc.(a)	5,981	320,223
Uber Technologies Inc.(a)	11,436	501,125
Upwork Inc.(a)(b)	2,798	131,842
VeriSign Inc.(a)	932	207,528
Zendesk Inc.(a)	884	89,991
Zillow Group Inc., Class C, NVS(a)	728	75,443
		38,806,902
Leisure Time — 0.1%
Peloton Interactive Inc., Class A(a)	1,393	127,376

Machinery — 0.1%
Cognex Corp.	1,040	91,094
Rockwell Automation Inc.	208	66,435
		157,529
Manufacturing — 0.1%
Axon Enterprise Inc.(a)	431	77,563

Media — 0.1%
FactSet Research Systems Inc.	260	115,411

Office & Business Equipment — 0.1%
Zebra Technologies Corp., Class A(a)	416	222,123

Pharmaceuticals — 0.1%
Zoetis Inc.	415	89,723

Private Equity — 0.1%
Blackstone Inc., NVS	970	134,267

Real Estate — 0.1%
CBRE Group Inc., Class A(a)	1,087	113,135
Jones Lang LaSalle Inc.(a)	208	53,712
		166,847
Real Estate Investment Trusts — 0.4%
Digital Realty Trust Inc.	985	155,443
Equinix Inc.	407	340,687
Iron Mountain Inc.	1,404	64,079
		560,209
Security	Shares	Value

Retail — 0.1%
Best Buy Co. Inc.	728	$88,991
Carvana Co.(a)	353	107,022
		196,013
Semiconductors — 11.1%
Advanced Micro Devices Inc.(a)	10,678	1,283,816
Analog Devices Inc.	3,268	566,965
Applied Materials Inc.	4,481	612,329
Broadcom Inc.	2,647	1,407,330
Intel Corp.	22,045	1,080,205
KLA Corp.	884	329,520
Lam Research Corp.	736	414,788
Lattice Semiconductor Corp.(a)	1,266	87,911
Marvell Technology Inc.	7,540	516,490
Microchip Technology Inc.	3,328	246,572
Micron Technology Inc.	7,964	550,312
Monolithic Power Systems Inc.	312	163,944
NVIDIA Corp.	26,445	6,761,193
ON Semiconductor Corp.(a)	2,807	134,932
Qorvo Inc.(a)	783	131,724
QUALCOMM Inc.	7,990	1,062,990
Silicon Laboratories Inc.(a)	364	68,709
Skyworks Solutions Inc.	1,149	192,032
Synaptics Inc.(a)	653	127,054
Teradyne Inc.	1,191	164,644
Texas Instruments Inc.	5,100	956,148
Wolfspeed Inc.(a)	884	106,177
Xilinx Inc.	2,184	393,120
		17,358,905
Software — 32.2%
ACI Worldwide Inc.(a)	1,040	31,907
Activision Blizzard Inc.	5,096	398,456
Adobe Inc.(a)	5,154	3,351,955
Akamai Technologies Inc.(a)	1,560	164,518
Alteryx Inc., Class A(a)	781	57,161
ANSYS Inc.(a)	728	276,334
Appian Corp.(a)	616	61,237
Aspen Technology Inc.(a)	520	81,479
Autodesk Inc.(a)	2,181	692,707
Avalara Inc.(a)	677	121,616
Black Knight Inc.(a)	728	51,040
Blackbaud Inc.(a)	468	33,233
Blackline Inc.(a)	832	105,556
Box Inc., Class A(a)	1,404	36,265
Broadridge Financial Solutions Inc.	728	129,883
Cadence Design Systems Inc.(a)	2,548	441,084
CDK Global Inc.	988	42,998
Ceridian HCM Holding Inc.(a)	1,455	182,239
Cerner Corp.	1,508	112,029
Citrix Systems Inc.	1,456	137,927
Cloudflare Inc., Class A(a)	1,975	384,572
CommVault Systems Inc.(a)	468	28,782
Consensus Cloud Solutions Inc.(a)	121	7,663
Coupa Software Inc.(a)	832	189,446
Datadog Inc., Class A(a)	3,497	584,174
DocuSign Inc.(a)	2,030	564,929
Dropbox Inc., Class A(a)	3,117	95,037
Dynatrace Inc.(a)	2,348	176,100
Elastic NV(a)	676	117,293
Electronic Arts Inc.	1,924	269,841

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Technology ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Everbridge Inc.(a)	469	$74,716
Fair Isaac Corp.(a)	260	103,532
Fidelity National Information Services Inc.	3,798	420,591
Fiserv Inc.(a)	4,512	444,387
Five9 Inc.(a)	778	122,932
Guidewire Software Inc.(a)	676	84,994
HubSpot Inc.(a)	523	423,750
Intuit Inc.	2,475	1,549,325
Jack Henry & Associates Inc.	624	103,884
Manhattan Associates Inc.(a)	676	122,721
Microsoft Corp.	74,274	24,630,744
MicroStrategy Inc., Class A(a)	157	112,264
MongoDB Inc.(a)	518	270,028
MSCI Inc.	624	414,885
New Relic Inc.(a)	468	37,983
Nuance Communications Inc.(a)	2,458	135,313
Nutanix Inc., Class A(a)	2,338	80,217
Oracle Corp.	21,602	2,072,496
Paychex Inc.	2,390	294,639
Paycom Software Inc.(a)	468	256,394
Pegasystems Inc.	416	49,388
PTC Inc.(a)	1,248	158,933
RingCentral Inc., Class A(a)	724	176,497
Roper Technologies Inc.	155	75,620
SailPoint Technologies Holdings Inc.(a)	1,287	61,750
salesforce.com Inc.(a)	10,889	3,263,324
ServiceNow Inc.(a)	2,292	1,599,266
Smartsheet Inc., Class A(a)	1,564	107,932
Splunk Inc.(a)	1,929	317,938
SPS Commerce Inc.(a)	821	125,391
SS&C Technologies Holdings Inc.	1,352	107,443
Synopsys Inc.(a)	1,456	485,110
Take-Two Interactive Software Inc.(a)(b)	625	113,125
Teradata Corp.(a)	2,444	138,233
Twilio Inc., Class A(a)	2,323	676,829
Tyler Technologies Inc.(a)	312	169,485
Veeva Systems Inc., Class A(a)	1,393	441,595
Verint Systems Inc.(a)	624	29,078
VMware Inc., Class A(a)	832	126,214
Workday Inc., Class A(a)	2,444	708,711
Workiva Inc.(a)	879	131,454
Ziff Davis Inc.(a)	364	46,690
Security	Shares	Value

Software (continued)
Zoom Video Communications Inc., Class A(a)	1,306	$358,693
Zynga Inc., Class A(a)	5,668	41,830
		50,193,785
Telecommunications — 1.9%
Arista Networks Inc.(a)	624	255,646
Ciena Corp.(a)	1,248	67,754
Cisco Systems Inc.	41,582	2,327,344
CommScope Holding Co. Inc.(a)	832	8,911
Juniper Networks Inc.	3,692	108,988
Motorola Solutions Inc.	832	206,827
		2,975,470
Transportation — 0.1%
Expeditors International of Washington Inc.	676	83,324
FedEx Corp.	472	111,170
		194,494
Total Common Stocks — 99.4%
(Cost: $110,428,842)		154,878,611

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	540,033	540,302
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	850,000	850,000
		1,390,302
Total Short-Term Investments — 0.9%
(Cost: $1,390,302)		1,390,302

Total Investments in Securities — 100.3%
(Cost: $111,819,144)		156,268,913

Other Assets, Less Liabilities — (0.3)%		(534,532)

Net Assets — 100.0%		$155,734,381

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Technology ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,468	$434,834	(a)	$—		$—	$—	$540,302	540,033	$91	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	890,000	—		(40,000	)(a)	—	—	850,000	850,000	11		—
						$—	$—	$1,390,302		$102		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$154,878,611	$—	$—	$154,878,611
Money Market Funds	1,390,302	—	—	1,390,302
	$156,268,913	$—	$—	$156,268,913

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4